Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	February 2014
Distribution Date	03/17/14
Transaction Month	6
30/360 Days	30
Actual/360 Days	27

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		August 17, 2013
Closing Date:		September 18, 2013

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,341,935,073.70	70,050	3.55%	58.76
Original Adj. Pool Balance:		$1,294,029,653.21

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$250,000,000.00	18.630%	0.22000%		September 15, 2014
Class A-2 Notes	Fixed	$410,000,000.00	30.553%	0.57000%		June 15, 2016
Class A-3 Notes	Fixed	$419,000,000.00	31.224%	1.01000%		February 15, 2018
Class A-4 Notes	Fixed	$118,630,000.00	8.840%	1.55000%		March 15, 2019
Class B Notes	Fixed	$23,290,000.00	1.736%	2.10000%		March 15, 2019
Class C Notes	Fixed	$34,940,000.00	2.604%	2.48000%		March 15, 2019
Class D Notes	Fixed	$28,470,000.00	2.122%	3.09000%		January 15, 2020
Total Securities		$1,284,330,000.00	95.707%

Overcollateralization		$9,699,653.21	0.723%
YSOA		$47,905,420.49	3.570%
Total Original Pool Balance		$1,341,935,073.70	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$43,856,410.62	0.1754256	$10,901,798.40	0.0436072	$32,954,612.22
Class A-2 Notes	$410,000,000.00	1.0000000	$410,000,000.00	1.0000000	$-
Class A-3 Notes	$419,000,000.00	1.0000000	$419,000,000.00	1.0000000	$-
Class A-4 Notes	$118,630,000.00	1.0000000	$118,630,000.00	1.0000000	$-
Class B Notes	$23,290,000.00	1.0000000	$23,290,000.00	1.0000000	$-
Class C Notes	$34,940,000.00	1.0000000	$34,940,000.00	1.0000000	$-
Class D Notes	$28,470,000.00	1.0000000	$28,470,000.00	1.0000000	$-
Total Securities	$1,078,186,410.62	0.8394933	$1,045,231,798.40	0.8138343	$32,954,612.22

Weighted Avg. Coupon (WAC)	3.53%		3.53%
Weighted Avg. Remaining Maturity (WARM)	53.67		52.73
Pool Receivables Balance	$1,137,058,152.37		$1,102,629,261.58
Remaining Number of Receivables	65,003		64,209

Adjusted Pool Balance	$1,097,596,855.42		$1,064,642,243.20

III. COLLECTIONS

Principal:
Principal Collections	$33,463,135.43
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$606,682.75
Total Principal Collections	$34,069,818.18

Interest:
Interest Collections	$3,298,685.27
Late Fees & Other Charges	$54,740.91
Interest on Repurchase Principal	$-
Total Interest Collections	$3,353,426.18

Collection Account Interest	$558.16
Reserve Account Interest	$51.44
Servicer Advances	$-

Total Collections	$37,423,853.96

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Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	February 2014
Distribution Date	03/17/14
Transaction Month	6
30/360 Days	30
Actual/360 Days	27

IV. DISTRIBUTIONS

Total Collections					$37,423,853.96
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$37,423,853.96
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$947,548.46	$-	$947,548.46	$947,548.46
Collection Account Interest					$558.16
Late Fees & Other Charges					$54,740.91
Total due to Servicer					$1,002,847.53

2. Class A Noteholders Interest:
Class A-1 Notes		$7,236.31		$7,236.31
Class A-2 Notes		$194,750.00		$194,750.00
Class A-3 Notes		$352,658.33		$352,658.33
Class A-4 Notes		$153,230.42		$153,230.42

Total Class A interest:		$707,875.06		$707,875.06	$707,875.06

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$40,757.50		$40,757.50	$40,757.50

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$72,209.33		$72,209.33	$72,209.33

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$73,310.25		$73,310.25	$73,310.25

Available Funds Remaining:					$35,526,854.29

9. Regular Principal Distribution Amount:					$32,954,612.22

		Distributable Amount		Paid Amount
Class A-1 Notes				$32,954,612.22
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$32,954,612.22		$32,954,612.22
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$32,954,612.22		$32,954,612.22

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					2,572,242.07

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$39,461,296.95
Beginning Period Amount	$39,461,296.95
Current Period Amortization	$1,474,278.57
Ending Period Required Amount	$37,987,018.38
Ending Period Amount	$37,987,018.38
Next Distribution Date Required Amount	$36,540,268.59

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,235,074.13
Beginning Period Amount	$3,235,074.13
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,235,074.13
Ending Period Amount	$3,235,074.13

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%
		Beginning	Ending	Target
Overcollateralization Amount		$19,410,444.80	$19,410,444.80	$19,410,444.80
Overcollateralization as a % of Original Adjusted Pool		1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool		1.77%	1.82%	1.82%

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Hyundai Auto Receivables Trust 2013-C
Monthly Servicing Report

Collection Period	February 2014
Distribution Date	03/17/14
Transaction Month	6
30/360 Days	30
Actual/360 Days	27

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	99.28%	63,747	99.12%	$1,092,917,545.61
30 - 60 Days	0.56%	358	0.68%	$7,519,440.48
61 - 90 Days	0.12%	79	0.15%	$1,686,436.25
91 + Days	0.04%	25	0.05%	$505,839.24
		64,209		$1,102,629,261.58
Total
Delinquent Receivables 61 + days past due	0.16%	104	0.20%	$2,192,275.49
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.22%	144	0.27%	$3,060,142.36
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.22%	143	0.27%	$3,156,062.32
Three-Month Average Delinquency Ratio	0.20%		0.25%

Repossession in Current Period		37		$925,057.65
Repossession Inventory		71		$793,145.74

Charge-Offs
Gross Principal of Charge-Off for Current Period				$965,755.36
Recoveries				$(606,682.75)
Net Charge-offs for Current Period				$359,072.61

Beginning Pool Balance for Current Period				$1,137,058,152.37

Net Loss Ratio				0.38%
Net Loss Ratio for 1st Preceding Collection Period				1.04%
Net Loss Ratio for 2nd Preceding Collection Period				0.69%
Three-Month Average Net Loss Ratio for Current Period				0.71%

Cumulative Net Losses for All Periods				$3,030,170.13
Cumulative Net Losses as a % of Initial Pool Balance				0.23%

Principal Balance of Extensions				$3,544,310.94
Number of Extensions				157

The undersigned hereby certifies that the foregoing information is complete and that no Servicer Termination Event has occurred.

HYUNDAI CAPITAL AMERICA, AS SERVICER

By:
Name:	Sukjin Oh
Title:	Treasurer
Date:	March 10, 2014

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